Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 026 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments:
Plan investments at fair value (Notes 3 and 4)	$ 1,390,600	$ 1,488,012
Plan investments at contract value (Note 3)	112,771	139,701
Total investments	1,503,371	1,627,713
Receivables:
Notes receivable from participants	39,862	40,930
Employer contributions (Note 2)	1,143	1,794
Employee contributions	389	1,228
Total receivables	41,394	43,952
Net assets available for benefits	$ 1,544,765	$ 1,671,665